Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 334,893	¥ 357,194	¥ 740,097	¥ 672,014
Net interest revenue	32,151	25,357	85,391	45,452
Net revenue	367,044	382,551	825,488	717,466
Non-interest expenses	285,371	254,894	564,307	512,089
Income (loss) before income taxes	81,673	127,657	261,181	205,377
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	92,331	75,350	172,676	154,373
Net interest revenue	464	1,532	1,197	3,149
Net revenue	92,795	76,882	173,873	157,522
Non-interest expenses	69,970	71,621	135,979	144,143
Income (loss) before income taxes	22,825	5,261	37,894	13,379
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	27,132	26,384	61,487	61,597
Net interest revenue	(290)	(708)	(621)	(1,421)
Net revenue	26,842	25,676	60,866	60,176
Non-interest expenses	15,442	15,630	30,312	31,988
Income (loss) before income taxes	11,400	10,046	30,554	28,188
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	185,601	134,934	376,148	271,558
Net interest revenue	34,704	21,764	92,826	44,626
Net revenue	220,305	156,698	468,974	316,184
Non-interest expenses	154,828	137,777	315,628	277,256
Income (loss) before income taxes	65,477	18,921	153,346	38,928
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	29,829	120,526	129,786	184,486
Net interest revenue	(2,727)	2,769	(8,011)	(902)
Net revenue	27,102	123,295	121,775	183,584
Non-interest expenses	45,131	29,866	82,388	58,702
Income (loss) before income taxes	¥ (18,029)	¥ 93,429	¥ 39,387	¥ 124,882